Significant accounting policies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 09, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment charge	$ 0	$ 0	$ 0
Carrying value of inventory	$ 5,800,000	$ 4,800,000
MeDiNova
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Business combination acquisition percentage (in percent)				100.00%